Risks and Concentration (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Risks and Concentration [Line Items]
Depreciation of foreign currency exchange rate risk		1.50%	1.70%
Appreciation of foreign currency exchange rate risk	3.60%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	47.50%	28.00%	11.40%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	12.60%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Payable [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage		17.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Payable [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	14.30%	10.00%	10.00%